CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 270.7	8,223.0	5,773.0	3,817.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	92.6	2,812.0	1,826.0	1,147.0
Amortization of acquisition-related intangible assets	4.6	139.0	48.0	34.0
Share-based compensation expense	12.4	376.0	286.0	160.0
Deferred income taxes	2.4	72.0	(169.0)	2.0
Foreign exchange (gains)/losses	1.9	57.0	(101.0)	(11.0)
Gain from sale of equity securities	(7.7)	(234.0)
Other	1.7	51.0	40.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(17.3)	(526.0)	(436.0)	(432.0)
Prepaid expenses and other assets	(30.4)	(923.0)	(974.0)	176.0
Accounts payable and accrued liabilities	42.0	1,277.0	1,044.0	634.0
Deferred revenue	6.4	195.0	347.0	166.0
Assets held for sale	(13.5)	(411.0)	(530.0)	(293.0)
Liabilities related to assets held for sale	13.8	421.0	352.0	275.0
Net cash provided by operating activities	379.6	11,529.0	7,506.0	5,675.0
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(131.2)	(3,984.0)	(5,530.0)	(2,151.0)
Acquisitions of businesses, net of cash acquired			(735)	(143)
Investments in non-marketable equity securities	(1.6)	(47.0)	(478.0)	(92.0)
Proceeds from sale of equity securities	5.7	174.0
Investments in debt securities			(6,548)
Proceeds from maturity of debt securities	50.1	1,521.0
Investments in term deposits	(546.0)	(16,585.0)	(13,028.0)	(4,898.0)
Maturities of term deposits	280.3	8,512.0	9,200.0	3,366.0
Escrow cash deposit	7.2	219.0	(433.0)
Net cash used in investing activities	(335.5)	(10,190.0)	(17,552.0)	(3,918.0)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Dividends paid				(906)
Proceeds from exercise of share options	11.9	361.0	231.0	1.0
Repurchase of share options			(8)	(2)
Ordinary shares issuance costs			(28)
Proceeds from issuance of ordinary shares			11,403
Net cash (used in)/provided by financing activities	11.9	361.0	11,598.0	(907.0)
Effect of exchange rate changes on cash and cash equivalents	(6.7)	(205.0)	1,353.0	(24.0)
Net change in cash and cash equivalents	49.3	1,495.0	2,905.0	826.0
Cash and cash equivalents at beginning of period	195.2	5,930.0	3,025.0	2,199.0
Cash and cash equivalents at end of period	244.5	7,425.0	5,930.0	3,025.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	65.6	1,991.0	1,669.0	1,161.0
Cash paid for acquisitions			745	236
Non-cash investing activities:
Change in accounts payable for property and equipment	0.5	16.0	183.0	3.0
Non-cash consideration from sale of equity securities	4.7	144.0
Fair value of equity issued in connection with acquisitions				3